Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales:
Products (includes sales to affiliates of $993, $831, and $842)	$ 4,334	$ 4,515	$ 5,373
Services (includes sales to affiliates of $8, $4, and $4)	961	973	906
Other	84	106	194
Total net sales	5,379	5,594	6,473
Cost of sales and operating expenses:
Products	3,992	4,244	4,818
Services	822	866	813
Other	68	88	164
Total cost of sales and operating expenses	4,882	5,198	5,795
Gross income	497	396	678
Selling, general and administrative expenses	275	270	254
Operating income	222	126	424
Other income (expense):
Interest expense	(29)	(18)	(20)
Interest income	15	40	14
Interest income from affiliates	24	29	27
Income from affiliates	81	70	37
Other investment income (loss), net	69	(5)	2
Foreign currency gains (losses), net	2	1	(9)
Gain on sale of controlling interest in subsidiary			66
Miscellaneous, net		(2)	(5)
Total other income, net	162	115	112
Earnings before income taxes	384	241	536
Income tax expense	(70)	(69)	(168)
Net earnings	314	172	368
Less: Net income attributable to noncontrolling interests	(2)	(1)	(1)
Net earnings attributable to Seaboard	$ 312	$ 171	$ 367
Earnings per common share	$ 266.50	$ 146.44	$ 311.44
Other comprehensive income (loss), net of income tax benefit of $12, $0, and $27:
Foreign currency translation adjustment	$ (26)	$ (34)	$ (39)
Unrealized gain on investments	1		1
Unrecognized pension cost	(1)	9	(33)
Other comprehensive loss, net of tax	(26)	(25)	(71)
Comprehensive income	288	147	297
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(1)
Comprehensive income attributable to Seaboard	$ 286	$ 146	$ 296
Average number of shares outstanding (in shares)	1,170,550	1,170,550	1,178,441